Share Based Compensation	9 Months Ended
Sep. 30, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

Note 9:- SHARE BASED COMPENSATION

a.	General:

During 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) which provides the Company with the ability to grant its employees, directors and service providers options to purchase Ordinary Shares of the Company, at a purchase price as determined by the Board of Directors at the date of grant. Pursuant to the 2016 Plan, 3,384,454 ordinary shares were reserved for issuance under the 2016 Plan.

In August 2021, the Board of the Company approved and in September 2021 the shareholders approved, the Arbe Robotics Ltd. 2021 Equity Incentive Plan (the “2021 Plan”) which became effective on October 7, 2021. The 2021 Plan covers (a) 4,079,427 ordinary shares plus (b) and without the need to further amend the Plan on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, a number of Shares equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur.

b.	During the nine months ended September 30, 2024, the Company granted options and RSUs to purchase 4,120,334 ordinary shares, options and RSUs for 298,430 ordinary shares were forfeited, options to purchase 3,184,800 ordinary shares were exercised and vested and RSUs for 78,570 ordinary shares were expired.

c.	Fair value factors:

The following table set forth the parameters used in the computation of the options compensation to employees:

	Nine months ended September 30,
	2024	2023
Expected term, in years	6.11	5.81
Expected volatility	51.75%	48.2%
Risk-free interest rate	4.23%	4.145%
Expected dividend yield	0%	0%

Fair Value:

Prior to the Merger, which resulted in the Company becoming a public entity, in determining the fair value for share options granted, the board of directors considered the fair value of the ordinary shares as of each grant date. The fair value of the ordinary shares underlying the share options was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the ordinary shares, arm’s length sales of the Company’s capital stock, the effect of the rights and preferences of the Company’s preferred shareholders, and the prospects of a liquidity event, among others. Subsequent to the Company becoming a public entity, the fair value of the Ordinary Shares is the market price of the Ordinary Shares on the date of grant.

Expected volatility:

As the Company was privately owned until October 2021, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the stock options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

d.	The following table presents share-based compensation expense for employees included in the Company’s consolidated statements of operations:

	Nine months ended September 30,
	2024	2023
Research and development	$7,731	$6,361
Sales and marketing	1,845	1,590
General and administrative	1,601	1,293
Cost of revenues	222	184
Total stock-based compensation expense	$11,399	$9,428

Share based compensation expenses are not deductible for Israeli income tax purposes, and therefore the Company did not recognize any tax benefits related to the share-based compensation for the nine months ended September 30, 2024 and 2023.

During the nine months ended September 30, 2024 and 2023, the Company recognized the total fair value of warrants issued to non-employee service providers of $639 and $432, respectively.